INITIAL PUBLIC OFFERING (Details Narrative) - $ / shares		12 Months Ended
	Oct. 18, 2022	Dec. 31, 2022	Dec. 20, 2021
Subsidiary, Sale of Stock [Line Items]
Price per share			$ 12.00
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock shares issued in transaction	6,600,000	6,600,000
Price per share	$ 10.20
Ordinary share conversion basis	Each Unit consists of one share of ordinary shares and one right to receive two-tenths (2/10) of one Ordinary Share upon the consummation of the Company’s initial business combination one right (“Public Right”). Five Public Rights will entitle the holder to one share of ordinary shares	Each TenX Unit consists of one share of ordinary shares and one right to receive two-tenths (2/10) of one Ordinary Share upon the consummation of the Company’s initial business combination one right (“Public Right”). Five Public Rights will entitle the holder to one share of ordinary shares
Over-Allotment Option [Member] | Underwriter [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock shares issued in transaction	600,000	600,000
Price per share	$ 10.00	$ 10.00